Schedule of Share-based Payment Award, Warrants, Valuation Assumptions (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) yr	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD
Share Based Payments Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 1 | CAD			CAD 0.50
Share Based Payments Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 2 | CAD			CAD 1.00
Share Based Payments Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 3		1.09	1.09
Share Based Payments Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 4		$ 0
Share Based Payments Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 5		67.85	67.85
Share Based Payments Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions 6		1.17	1.17
Blah 11 1	$ 0.73
Blah 11 2	0
Blah 11 3	1.44
Blah 11 4	$ 0
Blah 11 5 | yr	3
Blah 11 6	$ 0
Blah 11 7	67.85%
Blah 11 8	$ 0
Blah 11 9	0.96%
Blah 11 10	$ 0
Blah 11 11	0.00%
Blah 11 12	$ 0